Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Options Granted To Employees [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Expected Term at Issuance	5 - 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	61.70%
Dividend Rate	0.00%
Options Granted To Employees [Member] | Minimum [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Risk-free Interest rate	0.27%
Options Granted To Employees [Member] | Maximum [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Risk-free Interest rate	2.92%
volatility [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Risk-free Interest rate		2.80%
Expected Term at Issuance		5 - 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility		63.90%
Dividend Rate		0.00%
Investor Warrants [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Expected Term at Issuance	6 years 4 months 24 days
Investor Warrants [Member] | Minimum [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Risk-free Interest rate	1.64%
Volatility	69.20%
Dividend Rate	0.00%
Investor Warrants [Member] | Maximum [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Expected Term at Issuance	8 years 2 months 12 days
Investor Warrants One [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Expected Term at Issuance	6 years 4 months 24 days
Investor Warrants One [Member] | Minimum [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Risk-free Interest rate	1.64%
Volatility	69.20%
Dividend Rate	0.00%
Investor Warrants One [Member] | Maximum [Member]
Shareholder Equity (Details) - Schedule of weighted Average Assumptions Used to Value Options Granted to Employees [Line Items]
Expected Term at Issuance	8 years 2 months 12 days